Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	TELOS CORP
Entity Central Index Key	0000320121
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-1/A
Amendment Flag	false